Subsequent Events - Schedule of Maturities of Long Term Debt (Parenthetical) (Detail)	3 Months Ended
Mar. 31, 2014
June 30, 2014-March 31, 2016 [Member]
Subsequent Event [Line Items]
Principal Payment Date	2014-06-30 - 2016-03-31
June 30, 2016-March31, 2017 [Member]
Subsequent Event [Line Items]
Principal Payment Date	2016-06-30 - 2017-03-31
June 30, 2017-December 31, 2018 [Member]
Subsequent Event [Line Items]
Principal Payment Date	2017-06-30 - 2018-12-31